Basis of Presentation - Additional Information (Detail)	12 Months Ended				12 Months Ended								12 Months Ended
	Jun. 30, 2014 USD ($) Customer Segment	Jun. 30, 2013 USD ($)	Jun. 30, 2014	Dec. 21, 2004	Jun. 30, 2014 Non Cash USD ($)	Jun. 30, 2013 Non Cash USD ($)	Jun. 30, 2014 Maximum	Jun. 30, 2013 Maximum	Jun. 30, 2014 6.25% Convertible Debenture USD ($)	Nov. 12, 2013 6.25% Convertible Debenture USD ($)	Nov. 12, 2013 6.25% Convertible Debenture CAD	Jun. 30, 2013 6.25% Convertible Debenture USD ($)	Jun. 30, 2014 6.25% Convertible Debenture Non Cash USD ($)	Jun. 30, 2014 Contract rights	Jun. 30, 2013 Contract rights	Jun. 30, 2014 Contract rights Minimum	Jun. 30, 2014 Contract rights Maximum	Jun. 30, 2014 Non Compete Covenant Minimum	Jun. 30, 2014 Non Compete Covenant Maximum	Jun. 30, 2014 Transportation equipment Minimum	Jun. 30, 2013 Transportation equipment Minimum	Jun. 30, 2014 Transportation equipment Maximum	Jun. 30, 2013 Transportation equipment Maximum	Jun. 30, 2014 Buildings	Jun. 30, 2013 Buildings	Jun. 30, 2014 Other Property and Equipment Minimum	Jun. 30, 2014 Other Property and Equipment Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Highly liquid investments maturities							3 months	3 months
Cash equivalents	$ 0	$ 0
Customers which account for more than 10% of its revenues	0
Property and equipment useful life																				7 years	7 years	11 years	11 years	40 years	40 years	3 years	5 years
Depreciation Expense	45,200,000	40,900,000
Estimated useful life of intangible assets														14 years	14 years	20 years	23 years	2 years	5 years
Amortization expense related to intangible assets	3,600,000	4,200,000
Non cash gain in connection with change in fair value of notes													700,000
Value of embedded conversion feature represents a liability									200,000			1,000,000
Deferred financing cost	7,400,000	5,500,000								3,500,000	3,600,000
Amortization of financing costs	1,642,000	2,166,000
Impairment of Long-Lived Assets	0	0
Insurance reserves	22,100,000	17,500,000
Stock based compensation expense					$ 3,900,000	$ 3,300,000
Weighted average trading price of common shares trading days	10 days
Historical value of Subordinated Note component of the IPS			3.847	3.847
Number of reportable segments	2